Putnam
Convertible
Opportunities
and Income
Trust

SEMIANNUAL REPORT

August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "The first half of 1997 belonged to big companies, as the Dow and S&P 500(registered trademark) significantly outperformed NASDAQ and the Russell 2000. But in the past two months, small stocks have revived, while big stocks have barely budged."

                       -- Barron's, September 1, 1997

* Given the positive economic background and the improvement in credit ratings across the board, we currently believe the high-yield market should continue to perform well in the near term.

                       -- Jennifer E. Leichter, co-manager,
                          Putnam Convertible Opportunities and Income Trust

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

31 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In a market environment that is turning many investors increasingly cautious, Putnam Convertible Opportunities and Income Trust's managers are well satisfied with the results for the first half of fiscal 1998 and even more sanguine about prospects for the second half.

Edward Shadek and Jennifer Leichter believe the long-awaited return to favor of small-company stocks, which helped your fund's performance during the six months ended August 31, 1997, will carry over into the months ahead. Because the behavior of convertibles and high-yield bonds is closely related to the stocks of the underlying companies, Ned and Jennifer expect the renewed strength in small-company stocks to continue to carry over to these companies' fixed-income holdings, which dominate your fund's portfolio.

In the following report, Ned and Jennifer provide greater detail about first-half performance and discuss prospects for the remainder of fiscal 1998.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Managers
Edward T. Shadek, Jr., lead manager
Jennifer E. Leichter

Over the past six months, the stock market's strength has generally meant blue skies and sunny days for the convertible and high-yield bond markets. While this strength has contributed to positive results for the first half of Putnam Convertible Opportunities and Income Trust's 1998 fiscal year, we believe that the renewed vigor of small-capitalization stocks that we have seen recently is a harbinger of even more pleasant weather ahead. Convertible securities issued by such companies make up the majority of your fund's holdings, and their rising stock prices should also be reflected in the value of their convertibles.

For the six months ended August 31, 1997, your fund provided total returns of 9.94% at net asset value and 10.27% at market price. Please refer to the tables on pages 9 and 10 for complete performance information.

* INVESTORS' FAVOR SHIFTS TOWARD SMALL CAPS

As we mentioned in your fund's most recent annual report, we believed the persistent underperformance of small-capitalization relative to large-capitalization issuers had created tremendous value in the small-capitalization sector of the convertible market. While there can be no assurances, we believe that all the pieces are now in place for the stocks of smaller high-growth companies to embark on a sustained recovery. Your fund's focus on convertible securities issued by small-capitalization companies has already enabled us to realize significant gains.

* CHANGING CONVERTIBLE MARKET OFFERS INCREASED GROWTH POTENTIAL

Changes that took place in the convertible securities market in 1996 have had a continuing effect on the market in 1997. During 1996, $29 billion of convertible securities were called or redeemed, while $28 billion of new convertible securities were issued. This new issuance equates to roughly 20% of the convertible market. In general, we believe the convertible market has become more small- to mid-capitalization oriented. As the convertibles issued by many cyclical and mature companies have been called away, this market has also become more growth oriented. Although the convertible market is currently more equity sensitive than its historical average, we believe that convertible securities are now fairly valued relative to both stocks and bonds.

Your fund usually invests approximately 50% of its assets in convertible securities and 50% in high-yielding securities, with the exact mix determined by the relative attractiveness of each asset class. The convertible portion of the fund focuses primarily on securities issued by small-capitalization companies. We look for convertible securities issued by fundamentally attractive, undervalued companies. Over the past six months, your fund benefited from holdings in many sectors, including technology and consumer products.

[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS

Sovereign Bancorp Inc. $3.13 convertible preferred
Banking

Safeguard Scientifics, Inc. 6% 144A convertible, 2006
Computers

Softkey International, Inc. 5.5% 144A convertible,  2000
Computer software

Thermo Electron Corp. 4.25% 144A convertible, 2003
Electronic and electrical equipment

Stone Container Corp. 8.875% convertible, 2000
Paper and forest products

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS

Adelphia Communications Corp. 9.50% PIK, 2004
Cable television

Midland Funding Corp. Series A 11.75%, 2005
Finance subsidiary of electric utility

Transamerican Energy 144A 0%-13% stepped-coupon, 2002
Oil and gas

PMI Holdings Corp. Series B 0%-11.5% stepped-coupon, 2005
Agriculture

Advanta Corp. Series B 7%, 2001
Financial services

Footnote reads:
Top holdings are as of 8/31/97 and represent 7.8% of the fund's net assets. Top holdings will vary over time.

In the technology sector, we took advantage of continued acquisition and merger activity as well as the continuing trend by computer manufacturers to outsource production to electronic contract manufacturers. SCI Systems, Inc., the world's largest provider of electronic manufacturing services, is one such contract manufacturer. Headquartered in Huntsville, Alabama, this diversified electronic manufacturer supplies products and systems to a variety of aerospace, commercial, and industrial customers. The company recently signed an agreement with Ericsson Telecom AB under which SCI intends to take over Ericsson's printed board assembly operations in Leganes, Spain, near Madrid. SCI's fiscal year 1997 sales increased 26.8% from the previous year to $5.76 billion, while net income increased 39.3% to $112.7 million.

In the retail industry of the consumer products sector, Rite Aid Corp. and Pier 1 Imports, Inc. performed well for your fund during the period. Pier 1 Imports is North America's largest specialty retailer of imported decorative home furnishings, gifts, and related items with stores in 47 states, Puerto Rico, Canada, the United Kingdom, Japan, and Mexico. The company continues to produce robust sales gains, driven by a broadening consumer acceptance of the company's unique, fashionable decorative home furnishings. For the six-month period ended August 30, 1997, sales were 11.7% better than last year's figures as Pier 1 made the American Express Top 100 Specialty Stores list, compiled by the National Retail Federation's Stores magazine.

During the period, Rite Aid Corp. entered into an agreement to merge with Harco Inc. and K&B, Inc. Before the merger, Rite Aid Corp. operated one of the nation's largest retail drugstore chains, with over 3,600 drugstores in 27 states and the District of Columbia. The merger will create a chain of 3,963 drugstores spanning 31 states and boost Rite Aid's annual revenues from $11 billion to an estimated $11.9 billion.

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (8/31/97)]

PORTFOLIO COMPOSITION

Common stocks
(including warrants) --    1.4%

Corporate high-yield
bonds --                  41.7%

Other --                   7.5%

Convertible
securities --             49.4%

Footnote reads:
Based on total market value of assets. Composition will vary over time.

* HIGH-YIELD BONDS CONTINUE TO BENEFIT FROM STRONG ECONOMY

Your fund looks for high-yield securities issued by companies with strong cash flows and stable or improving credit profiles. In general, we believe the high-yield market continues to benefit from the strong economy in two key ways. First, given the overall power of the economy, the credit strength of many issuers has improved, making high-yield bonds an attractive investment. Second, cash flow continues to pour into this market, aided by the newfound confidence of many investors. A well-balanced ratio between supply and demand can enhance performance.

Although the high-yield market in general has performed very well during the period, security selection has played a key role in your fund's performance. One example of a high-yield holding that contributed to the positive momentum during the period was NEXTEL Communications, Inc. NEXTEL is the largest specialized mobile radio service provider in the United States. It provides cellular and dispatch-type services in over 200 cities. During the first six months of 1997, NEXTEL's number of digital subscribers more than doubled from 1996 to about 624,000. The company's digital mobile network, which provides subscribers with push-to-talk instant conferencing features and cellular, paging, and advanced text messaging services, is operational in about 20 major metropolitan areas, covering 50% of the U.S. population. As a result of its accelerated network buildup, NEXTEL is expected to cover 85% of the U.S. population by the end of 1998. We believe the company's strong growth in subscribers may make it a continued standout in the portfolio.

* OPTIMISTIC OUTLOOK FOR BOTH CONVERTS AND HIGH-YIELD MARKETS

We remain continually optimistic regarding the overall convertible market and continue to find fundamentally sound, attractively valued convertible securities in many sectors of the market. Our outlook for the convertibles of small-cap stocks that your fund focuses on appears more favorable than it has been for some time. Valuations and earnings growth potential are quite attractive compared to those of larger-capitalization stocks. While there can be no assurances, we believe the potential for small companies to deliver better-than-expected earnings may benefit several of the securities your fund holds.

Given the positive economic background and the improvement in credit ratings across the board, we currently believe the high-yield market should continue to perform well in the near term. The economy continues to expand, inflation appears under control, and merger and acquisition activity is proceeding at record levels. Earnings are solid across most industries and demand for high-yield bonds remains robust. Ratings upgrades far outweigh ratings downgrades, and defaults continue at extremely low levels. We believe the constructive outlooks for both the convertible securities market, particularly the convertibles of small-cap companies, and the high-yield market, should bode well for your fund's performance in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

TOTAL RETURN FOR PERIODS ENDED 8/31/97

                                   Merrill Lynch  First Boston  Consumer
                          Market All-Convertible   High Yield    Price
                   NAV    price       Index        Bond Index    Index
-----------------------------------------------------------------------
6 months            9.94% 10.27%      12.88%         5.91%       0.75%
-----------------------------------------------------------------------
1 year             20.56  30.64       21.92         15.43        2.23
-----------------------------------------------------------------------
Life of fund
(since 6/29/95)    41.29  30.06       42.18         29.47        5.44
Annual average     17.18  12.81       17.60         12.63        2.47
-----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 8/31/97
-------------------------------------------------------------------------
Distributions (number)                6
-------------------------------------------------------------------------
Income                             $0.93
-------------------------------------------------------------------------
Capital gains                        --
-------------------------------------------------------------------------
  Total                            $0.93
-------------------------------------------------------------------------
Share value                  NAV               Market price
-------------------------------------------------------------------------
2/28/97                   $26.40                   $24.375
-------------------------------------------------------------------------
8/31/97                    27.94                    25.875
-------------------------------------------------------------------------
Current return               NAV               Market price
-------------------------------------------------------------------------
End of period
-------------------------------------------------------------------------
Current dividend rate1      6.66%                     7.19%
-------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)

                                           Market
                              NAV           price
-------------------------------------------------------------------------
6 months                   16.88%          14.78%
-------------------------------------------------------------------------
1 year                     21.22           27.00
-------------------------------------------------------------------------
Life of fund
(since 6/29/95)            46.78           32.08
Annual average             18.51           13.10
-------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

The Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

The First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's(registered trademark) and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

Consumer Price Index (CPI)* is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
August 31, 1997 (Unaudited)


CORPORATE BONDS AND NOTES  (41.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising  (0.2%)
------------------------------------------------------------------------------------------------------------
 $       90,000     Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                       $         94,725
        100,000     Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                           99,000
                                                                                              --------------
                                                                                                     193,725

Aerospace and Defense  (0.3%)
------------------------------------------------------------------------------------------------------------
         60,000  L-3 Communications Corp. 144A sr. sub. notes 10 3/8s, 2007                           64,050
         50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                          52,500
        100,000  Sequa Corp. med. term notes 10s, 2001                                               103,425
         65,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                             66,300
                                                                                              --------------
                                                                                                     286,275

Agriculture  (1.0%)
------------------------------------------------------------------------------------------------------------
      1,000,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon Ser. B,
                   zero % (11 1/2s, 9/1/00), 2005 ++                                                 770,000
        255,740  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]             283,871
                                                                                              --------------
                                                                                                   1,053,871

Apparel  (0.2%)
------------------------------------------------------------------------------------------------------------
        140,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                        148,400
         65,000  William Carter Holdings Co. 144A sr. sub. notes 12s, 2008                            69,550
                                                                                              --------------
                                                                                                     217,950

Automotive Parts  (0.6%)
------------------------------------------------------------------------------------------------------------
         90,000  A.P.S. Inc. company guaranty 11 7/8s, 2006                                           79,200
        188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                               208,680
         35,000  Cambridge Industries Inc. 144A sr. sub. notes 10 1/4s, 2007                          36,400
        100,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005 (In Default) +                       42,000
         55,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                   9 1/8s, 2007                                                                       55,825
        195,000  Lear Corp. sub. notes 9 1/2s, 2006                                                  212,550
                                                                                              --------------
                                                                                                     634,655

Banks  (0.9%)
------------------------------------------------------------------------------------------------------------
         70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                         69,300
        100,000  Dime Capital Trust I bank guarantyd Ser. A, 9.33s, 2027                             105,804
        200,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                               206,000
        100,000  Greenpoint Capital Trust I 144A company guaranty 9.1s, 2027                         103,500
         60,000  North Fork Capital Trust I company guaranty 8.7s, 2026                               61,438
         25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 26,063
         80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                           88,600
         50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                            55,750
         70,000  Provident Capital Trust company guaranty 8.6s, 2026                                  70,238
         40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2006                                          40,204
         60,000  Sovereign Capital Trust 144A company guaranty 9s, 2027                               61,140
         50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                       52,621
                                                                                              --------------
                                                                                                     940,658

Broadcasting  (3.3%)
------------------------------------------------------------------------------------------------------------
         65,000  Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                     63,050
         50,000  Azteca Holdings 144A sr. notes 11s, 2002                                             52,250
        500,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2006 ++                                                320,000
        205,000  Capstar Broadcasting 144A sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                                 135,300
         85,000  Capstar Broadcasting 144A sr. sub. notes 9 1/4s, 2007                                84,575
         75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                       75,188
         40,000  Chancellor Radio Broadcasting Corp. sr. sub. notes 9 3/8s, 2004                      41,400
          4,370  Citadel Broadcasting Co. 144A sr. notes 10 1/4s, 2007                                 4,665
         75,000  Citadel Broadcasting Co. 144A sr. sub. notes 10 1/4s, 2007                           80,062
        350,000  Commodore Media, Inc. sr. sub. notes stepped-coupon 7 1/2s,
                   (13 1/4s, 5/1/98), 2003 ++                                                        386,750
        270,000  Fox/Liberty Networks LLC 144A sr. notes 8 7/8s, 2007                                266,625
         95,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                      99,275
        500,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                           530,000
        195,000  Jacor Communications, Co. 144A company guaranty
                   8 3/4s, 2007                                                                      195,975
         45,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                             47,250
        175,000  Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                     191,625
        414,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                        397,440
        110,000  Radio One Inc. 144A sr. sub. notes stepped-coupon 7s,
                   (12s, 5/1/00), 2004 ++                                                            105,600
        250,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                         270,000
         35,000  TV Azteca S.A. de C.V. 144A sr. notes 10 1/2s, 2007 (Mexico)                         36,750
                                                                                              --------------
                                                                                                   3,383,780

Building and Construction  (1.0%)
------------------------------------------------------------------------------------------------------------
         85,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                              87,975
         60,000  Continental Homes Holding Corp. sr. notes 10s, 2006                                  63,000
        200,000  GS Superhighway Holdings 144A sr. notes 10 1/4s, 2007                               200,500
        300,000  Presley Cos. sr. notes 12 1/2s, 2001                                                279,000
         30,000  Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                  30,600
        300,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         341,250
         40,000  Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                      40,800
                                                                                              --------------
                                                                                                   1,043,125

Building Products  (1.0%)
------------------------------------------------------------------------------------------------------------
        160,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                        190,000
        150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                161,625
        275,000  Johns Manville International Group sr. notes 10 7/8s, 2004                          307,656
        250,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                            252,500
        150,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                                 128,250
                                                                                              --------------
                                                                                                   1,040,031

Business Equipment and Services   (0.2%)
------------------------------------------------------------------------------------------------------------
         50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                         54,875
         49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                      55,125
         50,000  Williams Scoutman Inc. 144A sr.notes 9 7/8s, 2007                                    50,375
                                                                                              --------------
                                                                                                     160,375

Cable Television  (3.3%)
------------------------------------------------------------------------------------------------------------
      1,065,679  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]             1,031,044
        250,000  American Telecasting, Inc. sr. disc. notes stepped-coupon
                   zero % (14 1/2s, 8/15/00), 2005 ++                                                 82,500
        250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              191,250
        300,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               214,125
        295,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                               181,794
        217,572  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]               228,451
         50,000  Heartland Wireless Communications, Inc. sr. notes Ser. B,
                   14s, 2004                                                                          22,000
        100,000  Heartland Wireless Communications, Inc. sr. notes 13s, 2003                          38,000
        250,000  International Cabletel Inc. sr. notes stepped-coupon Ser. A,
                   zero % (12 3/4s, 4/15/200), 2005 ++                                               197,500
        375,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                271,875
        250,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                      270,000
        180,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/1/99), 2004 ++                                                 159,750
        170,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               177,650
        435,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 5/15/01), 2006 (Australia) ++                                        287,100
        140,000  Wireless One, Inc. sr. notes 13s, 2003                                               74,200
                                                                                              --------------
                                                                                                   3,427,239

Cellular Communications  (2.8%)
------------------------------------------------------------------------------------------------------------
        575,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 1/15/99), 2004 ++                                                484,438
         40,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                 43,050
        100,000  Dobson Communications Corp. 144A 11 3/4s, 2007                                       98,000
         20,000  Intercel, Inc. 144A sr. notes 11 1/8s, 2007                                          20,450
        440,000  Intercel, Inc. sr. disc. notes stepped-coupon zero % (12s, 5/1/01),
                   2006 ++                                                                           281,600
         85,000  International Wireless Communications, Inc. sr. disc. notes
                   zero %, 2001                                                                       49,725
        650,000  McCaw International Ltd. 144A sr. disc. notes stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    347,750
        305,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   229,131
        500,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 2/15/99), 2004 ++                                                 413,750
        200,000  Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                     195,000
         75,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                              73,125
        500,000  Pricellular Wire sr. disc. notes stepped-coupon Ser. B, zero %
                   (14s, 11/15/97), 2001 ++                                                          541,875
        100,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                            111,000
                                                                                              --------------
                                                                                                   2,888,894

Chemicals  (1.7%)
------------------------------------------------------------------------------------------------------------
        350,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        357,875
        235,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                  242,050
        180,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                     188,100
         90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                                  92,700
        500,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                   537,500
         40,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                             39,900
        145,000  Polytama International notes 11 1/4s, 2007                                          137,750
        105,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                       105,000
         75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                 51,000
                                                                                              --------------
                                                                                                   1,751,875

Computer Equipment  (0.2%)
------------------------------------------------------------------------------------------------------------
        230,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                   201,825

Computer Services  (0.4%)
------------------------------------------------------------------------------------------------------------
         45,000  DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                        46,125
        200,000  Interact Systems, Inc. 144A stepped-coupon zero %
                   (14s, 8/1/99), 2003 ++                                                             90,000
        235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                259,675
                                                                                              --------------
                                                                                                     395,800

Consumer Durable Goods  (0.6%)
------------------------------------------------------------------------------------------------------------
         55,000  Coleman Escrow Corp. 144A sr. disc. notes zero %, 2001                               36,025
         40,000  Coleman Escrow Corp. 144A sr. disc. notes zero %, 2001                               23,700
        130,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon Ser. B,
                    zero % (14s, 11/15/01), 2006 ++                                                   70,200
        515,000  International Semi-Tech. Corp. sr. disc. notes stepped-coupon
                   zero % (11 1/2s, 8/15/00), 2003 (Canada) ++                                       324,450
        150,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                             123,750
                                                                                              --------------
                                                                                                     578,125

Consumer Non Durable Goods  (0.1%)
------------------------------------------------------------------------------------------------------------
         95,000     Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                  97,850

Consumer Services  (0.4%)
------------------------------------------------------------------------------------------------------------
         75,000  Affinity Group Holdings 144A sr. notes 11s, 2007                                     80,062
        311,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      344,433
                                                                                              --------------
                                                                                                     424,495

Cosmetics  (0.4%)
------------------------------------------------------------------------------------------------------------
         35,000  French Fragrances, Inc. sr. notes Ser. B., 10 3/8s, 2007                             36,138
        480,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                         339,000
                                                                                              --------------
                                                                                                     375,138

Electric Utilities  (1.4%)
------------------------------------------------------------------------------------------------------------
         95,000  Espirto Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                             97,375
        236,000  First PV Funding deb. 10.15s, 2016                                                  252,138
        750,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                    880,830
        128,494  Northeast Utilities System notes Ser. A, 8.58s, 2006                                127,255
         92,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                 91,109
                                                                                              --------------
                                                                                                   1,448,707

Electronic Components  (0.1%)
------------------------------------------------------------------------------------------------------------
         50,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                               53,250
         40,000  Therma-Wave Inc. 144A sr. notes 10 5/8s, 2004                                        42,900
                                                                                              --------------
                                                                                                      96,150

Electronics  (0.4%)
------------------------------------------------------------------------------------------------------------
         55,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (India)                                                                       59,125
         61,251  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                     62,399
         65,003  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                66,303
         75,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                           80,062
         85,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                       88,825
         25,000  Wavetek Corp. 144A sr. sub. notes 10 1/8s, 2007                                      25,750
                                                                                              --------------
                                                                                                     382,464

Energy-Related  (0.5%)
------------------------------------------------------------------------------------------------------------
         50,000  AES Corp. 144A sr. sub. notes 8 3/8s, 2007                                           49,625
        100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                102,250
         40,000  Pacalta Resources Ltd. 144A sr. notes 10 3/4s, 2004 (Cananda)                        40,800
        290,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                                281,300
                                                                                              --------------
                                                                                                     473,975

Entertainment  (0.9%)
------------------------------------------------------------------------------------------------------------
        261,100  Cinemark Mexico notes 13s, 2003 (Mexico) [2 DBL. DAGGERS]                           261,100
        160,000  Cinemark USA, Inc. notes 9 5/8s, 2008                                               161,600
        500,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                     557,500
                                                                                              --------------
                                                                                                     980,200

Environmental Control  (0.2%)
------------------------------------------------------------------------------------------------------------
         90,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                         98,100
        170,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                    114,750
                                                                                              --------------
                                                                                                     212,850

Financial Services  (1.1%)
------------------------------------------------------------------------------------------------------------
         60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                         60,600
        750,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                      738,690
         40,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                40,063
        105,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         108,150
         45,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                          48,150
         75,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                      75,188
         45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                              44,775
         75,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                   77,625
                                                                                              --------------
                                                                                                   1,193,241

Food and Beverages  (0.6%)
------------------------------------------------------------------------------------------------------------
        115,000  Ameriserve Food Co. 144A sr. sub. notes 10 1/8s, 2007                               118,450
         25,000  Aurora Foods Inc. 144A sr. sub notes Ser. C, 9 7/8s, 2007                            25,375
         30,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                             30,300
         30,000  Del Monte Corp. sr. sub. notes Ser. B, 12 1/4s, 2007                                 31,950
        200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          212,000
        115,000  Fleming Companies, Inc. 144A sr. sub. notes 10 1/2s, 2004                           116,150
         30,000  Nebco Evans Holding Co. 144A sr. disc. notes stepped-coupon
                   zero % (12 3/8s, 7/15/02), 2007 ++                                                 18,000
         50,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                                50,313
         20,000  Windy Hill Pet Food Co. 144A sr.sub.notes 9 3/4s, 2007                               20,400
                                                                                              --------------
                                                                                                     622,938

Food Chains  (0.8%)
------------------------------------------------------------------------------------------------------------
         40,000  Shoppers Food Warehouse 144A sr. notes 9 3/4s, 2004                                  41,100
        500,000  Southland Corp. 1st priority sr. sub. deb 5s, 2003                                  437,500
        275,000  Stater Brothers sr. notes 11s, 2001                                                 301,813
                                                                                              --------------
                                                                                                     780,413

Gaming  (1.5%)
------------------------------------------------------------------------------------------------------------
        100,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                           100,000
         75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                         78,750
        158,700  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                             171,396
        100,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         106,500
        350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      376,250
         60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage 13s, 2004                             60,600
        350,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      350,000
        216,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                              218,160
        175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           141,313
                                                                                              --------------
                                                                                                   1,602,969

Gas Utilities  (0.1%)
------------------------------------------------------------------------------------------------------------
         95,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                              96,604

Health Care  (0.7%)
------------------------------------------------------------------------------------------------------------
        120,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                      120,600
        275,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      279,813
        145,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          148,625
        160,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                  164,800
                                                                                              --------------
                                                                                                     713,838

Lodging  (0.2%)
------------------------------------------------------------------------------------------------------------
        100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                  101,250
        120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     127,200
                                                                                              --------------
                                                                                                     228,450

Medical Supplies and Devices  (0.8%)
------------------------------------------------------------------------------------------------------------
        150,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                       168,938
        100,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                             112,250
        125,000  IMED Corp. sr. sub. notes 9 3/4s, 2006                                              129,063
         25,000  Leiner Health Products 144A sr. sub. notes 9 5/8s, 2007                              25,875
        250,000  Urohealth Systems, Inc. 144A sr. sub. notes 12 1/2s, 2004                           241,250
        150,000  Wright Medical Technology, Inc. sr. secd. notes 10 3/4s, 2000                       152,250
                                                                                              --------------
                                                                                                     829,626

Metals and Mining  (0.5%)
------------------------------------------------------------------------------------------------------------
         30,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                   31,800
         80,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                84,200
         85,000  Altos Hornos de Mexico 144A bonds 11 3/8s, 2002 (Mexico)                             91,375
         80,000  Continental Global Group 144A sr. notes Ser. A, 11s, 2007                            84,000
         70,000  Murrin Murrin Holdings 144A sr. notes 9 3/8s, 2007 (Australia)                       70,700
         50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                          54,875
         70,000  Royal Oak Mines, Inc. company guaranty Ser. B, 11s, 2006
                   (Canada)                                                                           63,000
                                                                                              --------------
                                                                                                     479,950

Motion Picture Distribution  (0.1%)
------------------------------------------------------------------------------------------------------------
        130,000  AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s, 2009                            130,650

Networking  (0.4%)
------------------------------------------------------------------------------------------------------------
        600,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/00), 2005 ++                                            424,500

Office Supplies  (0.3%)
------------------------------------------------------------------------------------------------------------
        250,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                          283,750

Oil and Gas  (2.8%)
------------------------------------------------------------------------------------------------------------
         70,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                         77,525
        250,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                     258,750
        200,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                      201,000
         50,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                           53,500
         30,000  Dailey Petroleum Services Corp. 144A company guaranty
                   9 3/4s, 2007                                                                       30,525
         50,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            49,500
         45,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                     47,588
         25,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                          25,938
        250,000  Maxus Energy Corp. med. term notes 10.83s, 2004                                     282,788
         55,000  Mesa Operating Co. company guaranty zero % (11 5/8s, 7/1/01),
                   2006 ++                                                                            43,175
        175,000  Ocean Energy, Inc. 144A sr. sub. notes 8 7/8s, 2007                                 177,188
         75,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                 79,500
         20,000  Pogo Producing Co. 144A notes 8 3/4s, 2007                                           20,250
         60,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                63,000
      1,095,000  Transamerican Energy 144A sr. disc. notes stepped-coupon
                   zero % (13s 6/15/00), 2002 ++                                                     829,463
        435,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   421,950
        186,000  TransTexas Gas Corp. sr. sub. notes 13.3/4s, 2001                                   211,110
         40,000  Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                       38,700
                                                                                              --------------
                                                                                                   2,911,450

Packaging and Containers  (0.5%)
------------------------------------------------------------------------------------------------------------
        100,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007 (Mexico)                              105,700
         60,000  Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                       63,000
         40,000  Radnor Holdings Inc. sr.notes 10s, 2003                                              41,300
         80,000  Riverwood International Corp. company guranty 10 7/8s, 2008                          76,200
        105,000  Riverwood International Corp. 144A sr. notes 10 5/8s, 2007                          106,050
        140,000  Vicap SA. 144A company guaranty 10 1/4s, 2002 (Mexico)                              147,350
                                                                                              --------------
                                                                                                     539,600

Paging  (0.6%)
------------------------------------------------------------------------------------------------------------
        375,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                             409,688
        300,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                     233,250
                                                                                              --------------
                                                                                                     642,938

Paper and Forest Products  (1.4%)
------------------------------------------------------------------------------------------------------------
        100,000  APP Finance II Mauritius Ltd. bonds 12s, 2049 (Indonesia)                            98,250
        100,000  APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                     105,250
         75,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                              81,000
        230,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             248,400
        200,000  Indah Kiat Financial Mauritius 144A 10s, 2007 (Indonesia)                           191,000
        170,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s,
                   2004 (Indonesia)                                                                  164,050
        300,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                284,250
        100,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                       109,000
        130,000  Stone Container Corp. 144A company guaranty 11 1/2s, 2006                           135,200
                                                                                              --------------
                                                                                                   1,416,400

Pharmaceuticals and Biotechnology  (0.1%)
------------------------------------------------------------------------------------------------------------
        110,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                               112,475

Publishing  (0.3%)
------------------------------------------------------------------------------------------------------------
        250,000  Affinity Group sr. sub. notes 11 1/2s, 2003                                         268,125
         40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             42,000
                                                                                              --------------
                                                                                                     310,125

REIT's (Real Estate Investment Trust)  (0.4%)
------------------------------------------------------------------------------------------------------------
        150,000  HMH Properties, Inc. 144A sr. notes 8 7/8s, 2007 (Canada)                           153,000
        250,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                          257,150
                                                                                              --------------
                                                                                                     410,150

Railroads  (0.1%)
------------------------------------------------------------------------------------------------------------
         30,000  TFM SA DE CV 144A company guaranty 10 1/4s, 2007
                   (Mexico)                                                                           31,200
        155,000  TFM SA DE CV 144A company guaranty zero %
                   (11 3/4s, 6/15/02), 2009 (Mexico) ++                                               95,713
                                                                                              --------------
                                                                                                     126,913

Restaurants  (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 107,000

Retail  (0.8%)
------------------------------------------------------------------------------------------------------------
        120,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                               132,000
        350,000  K mart Corp. med. term notes 7.85s, 2002                                            341,250
        100,000  K mart Corp. deb. 7 3/4s, 2012                                                       91,500
        200,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          208,000
         55,000  Specialty Retailers 144A company guaranty 8 1/2s, 2005                               56,100
                                                                                              --------------
                                                                                                     828,850

Satellite Services  (0.8%)
------------------------------------------------------------------------------------------------------------
        135,000  Echostar DBS Corp. 144A company guaranty 12 1/2s, 2002                              137,700
         90,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                              56,700
        315,000  Iridium LLC/Capital Corp. 144A sr. notes 14s, 2005                                  335,475
        120,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            123,900
        110,000  Pratama Datakom Asia BV 144A company guaranty 12 3/4s,
                   2005 (Indonesia)                                                                  106,700
         80,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                        82,400
                                                                                              --------------
                                                                                                     842,875

School Buses  (0.3%)
------------------------------------------------------------------------------------------------------------
        335,000  Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                          304,013

Shipping  (0.1%)
------------------------------------------------------------------------------------------------------------
         90,000  Johnstown America Industries, Inc. 144A sr. sub. notes
                   11 3/4s, 2005                                                                      94,950

Supermarkets  (0.3%)
------------------------------------------------------------------------------------------------------------
         30,000  Marsh Supermarkets, Inc. 144A sr. sub. notes 8 7/8s, 2007                            29,700
        300,000  Ralphs Grocery Co. sr. notes 10.45s, 2004                                           327,000
                                                                                              --------------
                                                                                                     356,700

Telecommunication  (3.4%)
------------------------------------------------------------------------------------------------------------
        175,000  Advanced Radio Telecom Corp. sr. notes 14s, 2007                                    148,750
        340,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  201,450
         75,000  America Communication Services, Inc. 144A sr. notes
                   13 3/4s, 2007                                                                      79,688
        135,000  Brooks Fiber Properties, Inc. 144A sr. notes 10s, 2007                              142,425
        496,000  GST USA, Inc. company guaranty stepped-coupon zero %
                   (13 7/8s, 12/15/00), 2005 ++                                                      334,800
         80,000  Hermes Europe Railtel 144a sr. notes 11 1/2s, 2007
                   (Netherlands)                                                                      84,200
        300,000  Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                             189,750
        170,000  Hyperion Telecommunications, Inc. 144A sr. notes
                   12 1/4s, 2004                                                                     174,250
        930,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                       713,775
        105,000  ITC Deltacom, Inc. 144A sr. notes 11s, 2007                                         110,775
        250,000  Intermedia Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11 1/4s, 7/15/02), 2007 ++                                 157,500
        160,000  McLeod, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                        105,200
        300,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        297,000
        200,000  Nextlink Communications sr. notes 12 1/2s, 2006                                     220,500
        135,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                             141,750
        125,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                   93,125
         80,000  Winstar Equipment Corp. 144A company guaranty
                   12 1/2s, 2004                                                                      81,600
        450,000  Winstar Communications, Inc. 144A sr disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    281,250
                                                                                              --------------
                                                                                                   3,557,788

Textiles  (0.3%)
------------------------------------------------------------------------------------------------------------
         40,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          42,500
        100,000  Polymer Group, Inc. 144A sr. sub. notes 9s, 2007                                    100,000
        135,000  Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                  147,825
                                                                                              --------------
                                                                                                     290,325
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $39,820,610)                           $   42,929,513

CONVERTIBLE BONDS AND NOTES  (30.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense  (0.4%)
------------------------------------------------------------------------------------------------------------
 $   310,000     DRS Technologies, Inc. cv. sr. sub. deb 9s, 2003                             $      461,900

Airlines  (0.8%)
------------------------------------------------------------------------------------------------------------
        220,000  Atlantic Coast Airlines 144A cv. sub. notes 7s, 2004                                259,600
        558,000  World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                     530,100
                                                                                              --------------
                                                                                                     789,700

Automotive  (1.1%)
------------------------------------------------------------------------------------------------------------
        500,000  Magna International cv. sub. deb. 5s, 2002                                          628,750
JPY  40,000,000  Toyota Motor Corp. cv. deb. 1.2s, 1998 (Japan)                                      540,182
                                                                                              --------------
                                                                                                   1,168,932

Banks  (0.5%)
------------------------------------------------------------------------------------------------------------
 $   480,000     MBL International Finance Bermuda Trust c.v. bank
                   guaranteed 3s, 2002 (Bermuda)                                                     528,000

Broadcasting  (0.6%)
------------------------------------------------------------------------------------------------------------
        900,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                               572,625

Business Equipment and Services  (1.4%)
------------------------------------------------------------------------------------------------------------
        460,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                                 421,475
        440,000  Staples, Inc. 144A cv. sub. deb. 4 1/2s, 2000                                       534,050
        540,000  U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                           500,175
                                                                                              --------------
                                                                                                   1,455,700

Cable Television  (1.0%)
------------------------------------------------------------------------------------------------------------
        955,000  Comcast Corp. cv. notes 1 1/8s, 2007                                                574,194
        445,000  International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                              447,225
                                                                                              --------------
                                                                                                   1,021,419

Computer Equipment  (0.9%)
------------------------------------------------------------------------------------------------------------
        470,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                      431,225
        460,000  Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                       466,900
                                                                                              --------------
                                                                                                     898,125

Computers  (1.5%)
------------------------------------------------------------------------------------------------------------
        765,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                            840,544
        805,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                         724,500
                                                                                              --------------
                                                                                                   1,565,044

Conglomerates  (0.4%)
------------------------------------------------------------------------------------------------------------
        240,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                447,000

Consumer Non Durables  (0.5%)
------------------------------------------------------------------------------------------------------------
        550,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                              497,750

Consumer Services  (1.5%)
------------------------------------------------------------------------------------------------------------
     1,450,000   Hollinger, Inc. cv. LYON (Liquid Yield Option Notes)
                   zero %, 2013                                                                      554,625
       350,000   Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                402,938
       555,000   WMS Industries, Inc. cv. deb. 5 3/4s, 2002                                          592,462
                                                                                              --------------
                                                                                                   1,550,025

Electronics and Electrical Equipment  (4.4%)
------------------------------------------------------------------------------------------------------------
       228,000   Dovatron International cv. sub. notes 6s, 2002                                      358,245
       340,000   Lernout & Hauspie Speech Products N.V. 144A cv. sub. notes
                   8s, 2001 (Belgium)                                                                448,800
       670,000   Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                      592,950
       215,000   Photronics, Inc. cv. sub. notes 6s, 2004                                            268,750
       500,000   S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                           530,000
       365,000   SCI Systems, Inc. cv. sub. notes 5s, 2006                                           652,894
       590,000   Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                               696,200
       395,000   Thermo Optek Corp. 144A cv. bonds 5s, 2000                                          454,250
       450,000   Thermo Quest Corp. 144A company guaranty cv. 5s, 2000                               504,563
                                                                                              --------------
                                                                                                   4,506,652

Environmental Control  (1.1%)
------------------------------------------------------------------------------------------------------------
       250,000   Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                     256,250
       460,000   U.S. Filter Corp. cv. sub. notes 4 1/2s, 2001                                       510,600
       355,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                      324,825
                                                                                              --------------
                                                                                                   1,091,675

Food  (0.5%)
------------------------------------------------------------------------------------------------------------
       460,000   Chock Full O'Nuts Corp. cv. sub. deb. 8s, 2006                                      478,400

Health Care  (1.0%)
------------------------------------------------------------------------------------------------------------
        80,000   Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                            90,900
       340,000   Renal Treatment Centers, Inc. 144A cv. sub. notes 5 5/8s, 2006                      386,325
       465,000   Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                                452,794
        95,000   Rotech Medical Corp. cv. sub. deb. 5 1/4s, 2003                                      92,506
                                                                                              --------------
                                                                                                   1,022,525

Hospital Management and Medical Services  (1.3%)
------------------------------------------------------------------------------------------------------------
       420,000   Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                             460,950
       475,000   Sun Healthcare Group Inc. 144A cv. sub. notes 6s, 2004                              513,594
       365,000   U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                      390,550
                                                                                              --------------
                                                                                                   1,365,094

Insurance and Finance  (1.5%)
------------------------------------------------------------------------------------------------------------
       125,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                  120,000
       470,000   Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                     521,700
       300,000   Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                        492,000
       550,000   USF&G Corp. cv. sub. notes zero %, 2009                                             374,000
                                                                                              --------------
                                                                                                   1,507,700

Lodging  (0.3%)
------------------------------------------------------------------------------------------------------------
       315,000   HFS, Inc. cv. sr. notes 4 3/4s, 2003                                                350,044

Medical Supplies and Devices  (0.9%)
------------------------------------------------------------------------------------------------------------
       350,000   Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000 +                              105,000
       415,000   Thermo Cardiosystems, Inc. 144A cv. company guaranty
                   4 3/4s, 2004                                                                      433,675
       670,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                           415,400
                                                                                              --------------
                                                                                                     954,075

Metals and Mining  (0.5%)
------------------------------------------------------------------------------------------------------------
       440,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                              510,400

Oil and Gas  (0.8%)
------------------------------------------------------------------------------------------------------------
       500,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                   548,125
       225,000   Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                        231,469
                                                                                              --------------
                                                                                                     779,594

Paper and Forest Products  (0.7%)
------------------------------------------------------------------------------------------------------------
       445,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                               695,869

Pharmaceuticals  (1.9%)
------------------------------------------------------------------------------------------------------------
     1,145,000   Alza Corp. cv. sub. LYON zero %, 2014                                               495,213
       150,000   Nabi, Inc. cv. sub. notes 6 1/2s, 2003                                              126,563
       390,000   Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                         334,425
       715,000   Pharmaceutical Marketing Services Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                      629,200
       745,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                   (Switzerland)                                                                     372,500
                                                                                              --------------
                                                                                                   1,957,901

Publishing  (0.3%)
------------------------------------------------------------------------------------------------------------
       325,000   Graphic Industries cv. sub. deb. 7s, 2006                                           337,594

REIT's   (0.3%)
------------------------------------------------------------------------------------------------------------
       305,000   LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002                                     349,225

Restaurants  (0.3%)
------------------------------------------------------------------------------------------------------------
       430,000   Einstein/Noah Bagel Corp. 144A cv. sub. deb. 7 1/4s, 2004                           361,738

Retail  (2.6%)
------------------------------------------------------------------------------------------------------------
       740,000   Baker (J.), Inc. cv. deb. 7s, 2002                                                  658,600
       440,000   Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                        510,400
       585,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                   551,363
       300,000   Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                    452,625
       675,000   Rite Aid Corp. cv. deb. zero %, 2006                                                541,688
                                                                                              --------------
                                                                                                   2,714,676

Satellite Services  (0.3%)
------------------------------------------------------------------------------------------------------------
       330,000   Gilat Satellite Networks Ltd. cv. sub. notes 6 1/2s,
                   2004 (Israel)                                                                     330,000

Semiconductors  (0.9%)
------------------------------------------------------------------------------------------------------------
       640,000   Plasma & Materials Technologies, Inc. 144A cv. notes
                   7 1/8s, 2001                                                                      518,400
       410,000   Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                       462,275
                                                                                              --------------
                                                                                                     980,675

Telecommunications   (0.6%)
------------------------------------------------------------------------------------------------------------
        62,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                   zero % (13 7/8s, 12/15/00), 2005 ++                                                55,800
       465,000   MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003                         390,600
       225,000   Winstar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    145,125
                                                                                              --------------
                                                                                                     591,525
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $30,428,588)                         $   31,841,582

CONVERTIBLE PREFERRED STOCKS  (18.4%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive  (0.5%)
------------------------------------------------------------------------------------------------------------
         3,790   Ford Motor Co. Ser. A, $4.20 dep. shs. cv. cum. pfd.                         $      541,970

Banks  (1.6%)
------------------------------------------------------------------------------------------------------------
         7,740   Matewan Bancshares, Inc. Ser. A, $1.875 cv. pfd.                                    207,045
         9,250   Sovereign Bancorp Inc. $3.125 cv. cum. pfd.                                         871,813
         9,040   Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                    583,059
                                                                                              --------------
                                                                                                   1,661,917

Basic Industrial Product  (1.0%)
------------------------------------------------------------------------------------------------------------
         3,595   Case Corp. $4.50 cv. pfd.                                                           573,403
        10,000   Greenfield Industries, Inc. 144A $3.00 cv. pfd.                                     460,000
                                                                                              --------------
                                                                                                   1,033,403

Broadcasting  (1.3%)
------------------------------------------------------------------------------------------------------------
         7,725   Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.                                   576,478
           350   SFX Broadcasting, Inc. Ser. D, $3.25 cv. cum. pfd.                                   28,613
         6,630   SFX Broadcasting, Inc. 144A $3.25 cv. pfd.                                          542,003
        32,400   Triathlon Broadcasting Co. $0.945 cv. pfd.                                          279,450
                                                                                              --------------
                                                                                                   1,426,544

Building Products  (--%)
------------------------------------------------------------------------------------------------------------
         1,000   Greenfield Capital Trust $3.00 cv. pfd.                                              46,000

Cable Television  (0.3%)
------------------------------------------------------------------------------------------------------------
         2,450   Cablevision Systems Corp. Ser. H, $11.75 cv. pfd. [2 DBL. DAGGERS]                  275,625
            71   Cablevision Systems Corp. Ser. I, $8.50 cv. pfd.                                      1,913
                                                                                              --------------
                                                                                                     277,538

Computer Products  (0.6%)
------------------------------------------------------------------------------------------------------------
        13,450   Vanstar Corp. 144A $3.375 cv. pfd.                                                  578,350

Computer Services  (0.5%)
------------------------------------------------------------------------------------------------------------
        11,100   Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                      549,450

Conglomerates  (0.4%)
------------------------------------------------------------------------------------------------------------
         5,390   Corning Delaware (L.P.) $3.00 cv. pfd.                                              447,370

Financial Services  (1.4%)
------------------------------------------------------------------------------------------------------------
         7,950   Finova Finance Trust $2.75 cv. cum. pfd.                                            492,900
         9,390   Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                             524,666
        14,000   Walbro Captial Trust $2.00 cv. pfd.                                                 406,000
                                                                                              --------------
                                                                                                   1,423,566

Food  (0.4%)
------------------------------------------------------------------------------------------------------------
         7,270   Chiquita Brands International, Inc. Ser. B, $3.75 cv. pfd.                          415,299

Insurance  (0.9%)
------------------------------------------------------------------------------------------------------------
         5,900   Aetna Inc. $6.25 cv. pfd.                                                           519,200
         6,200   American Heritage Life Investment Corp. $4.25 cv. pfd.                              368,900
                                                                                              --------------
                                                                                                     888,100

Insurance and Finance  (2.4%)
------------------------------------------------------------------------------------------------------------
         6,450   Ahmanson (H.F.) & Co. $3.00 cv. pfd.                                                684,506
         5,300   American Bankers Insurance Group, Inc. Ser. B, $3.125 cv. pfd.                      398,825
         9,150   American General Delaware Corp. $3.00 cv. cum. pfd.                                 593,034
         6,300   Neuvo Financing I Ser. A, $2.875 cv. pfd.                                           343,350
         6,430   St. Paul Capital LLC $3.00 cv. cum. pfd.                                            434,025
                                                                                              --------------
                                                                                                   2,453,740

Metals and Mining  (1.4%)
------------------------------------------------------------------------------------------------------------
        15,120   Freeport-McMoRan Copper Co., Inc. $1.75 cv. cum. pfd.                               412,020
        11,970   Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                               478,800
        10,195   Timet Capital Trust I 144A $3.312 cv. pfd.                                          576,018
                                                                                              --------------
                                                                                                   1,466,838

Non-Ferrous Metals  (0.4%)
------------------------------------------------------------------------------------------------------------
         7,020   Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                                              375,570

Oil and Gas  (1.9%)
------------------------------------------------------------------------------------------------------------
         6,075   Occidental Petroleum Corp. 144A $3.875 cv. pfd.                                     337,922
         9,205   Tejas Gas Corp. $2.625 cv. cum. pfd.                                                522,384
        10,200   Tosco Financing Trust 144A $2.875 cv. pfd.                                          613,275
         9,200   Unocal Capital Trust $3.125 cv. cum. pfd.                                           530,150
                                                                                              --------------
                                                                                                   2,003,731

Paper and Forest Products  (0.5%)
------------------------------------------------------------------------------------------------------------
         8,600   International Paper Co. $2.625 cv. pfd.                                             478,375

Real Estate  (0.5%)
------------------------------------------------------------------------------------------------------------
        10,680   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                  512,640

Recreation  (0.4%)
------------------------------------------------------------------------------------------------------------
        10,330   Station Casinos, Inc. $3.50 cv. pfd.                                                446,773

Retail  (0.7%)
------------------------------------------------------------------------------------------------------------
        11,650   K mart Financing I $3.875 cv. cum. pfd.                                             686,622

Telecommunication  (0.6%)
------------------------------------------------------------------------------------------------------------
        10,970   AirTouch Communications, Inc. Ser. C, $2.125 cv. pfd.                               599,922

Transportation  (0.2%)
------------------------------------------------------------------------------------------------------------
         3,000   Hvide Capital Trust 144A $3.25 cv. pfd.                                             187,500

Utilities  (0.5%)
------------------------------------------------------------------------------------------------------------
         7,970   CalEnergy Capital Trust 144A $3.75 cv. cum. pfd.                                    502,110
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $16,068,547)                        $   19,003,328

PREFERRED STOCKS  (4.9%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         2,232   Alliance Gaming Corp. Ser. B, $15.00 pfd. [2 DBL. DAGGERS]                   $      228,780
         2,000   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                          56,000
         6,254   Cablevision Systems Corp. Ser. M, $11.125 dep. shs.
                   cum. pfd. [2 DBL. DAGGERS]                                                        684,813
         3,000   California Federal Bankcorp Inc. Ser. B, $11.50 pfd.                                337,500
         1,000   California Federal Bank Ser. B, $10.625 exch. pfd.                                  110,000
           600   Capstar Broadcasting Inc. 144A $12.00 pfd.                                           63,000
         1,217   Chancellor Radio Broadcasting 144A $12.00 pfd.                                      136,304
         2,970   Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                        158,895
         1,000   Citadel Broadcasting Co. 144A $13.25 pfd. [2 DBL. DAGGERS]                          107,750
         3,755   Diva Systems Corp. Ser. C, $6.00 pfd.                                                42,713
         2,357   El Paso Electric Co. $11.40 cum pfd [2 DBL. DAGGERS]                                260,449
           125   Fresenius Medical Care AG Ser. D, $9.00 pfd.  (Germany)                             129,688
           135   Intermedia Communication Ser. B, 13.50% pfd.                                        153,225
           175   IXC Communications, Inc. 144A $12.50 pfd. [2 DBL. DAGGERS]                          185,281
           500   Nextel Communications Inc. 144A $13.00 pfd. [2 DBL. DAGGERS]                        546,250
         2,705   Nextlink Communications, Inc. Ser. 144A $7.00 cum. pfd.                             156,890
           141   NTL Inc. 144A 13.00% pfd. [2 DBL. DAGGERS]                                          158,625
         5,000   Pantry Pride Inc. Ser. B, $14.875 pfd.                                              505,000
           250   Paxson Communications Corp. 12.5% pfd. [2 DBL. DAGGERS]                             275,000
         5,950   SFX Broadcasting, Inc. Ser. E, $12.625 cum pfd. [2 DBL. DAGGERS]                    663,425
           100   Spanish Broadcasting Systems 144A 14.25% cum. pfd. [2 DBL. DAGGERS]                 109,500
           950   Von Hoffman Corp. 144 13.50% pfd.                                                    27,170
                                                                                              --------------
                 Total Preferred Stocks (cost $4,821,973)                                     $    5,096,258

UNITS  (2.1%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
           250   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/00), 2003 (Australia) ++                                    $      201,875
            50   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                       950,000
            95   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                   63,650
           185   Diva Systems Corp. 144A units stepped-coupon zero %
                   (13s, 5/15/01), 2006 ++                                                           160,488
           175   Fitzgerald Gaming Co. units 13s, 2002                                               161,000
            20   Hedstrom Holdings, Inc. units stepped-coupon zero %
                   (12s, 6/01/02), 2009 ++                                                            12,600
           175   Iridium LLC/Capital Corp. units 13s, 2005                                           195,563
            55   Paging Network Do Brasil 144A units 13 1/2s, 2005 (Brazil)                           53,694
            90   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                        52,425
            80   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                   82,400
           200   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                         204,000
           600   XCL Ltd. units cum. pfd. 9.50 %                                                      52,200
                                                                                              --------------
                 Total Units (cost $1,662,610)                                                $    2,189,895

COMMON STOCKS  (1.3%) * +
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         3,541   Advanced Radio Telecom Corp.                                                 $       27,000
            50   AmeriKing, Inc.                                                                       2,500
         4,800   CellNet Data Systems Inc.                                                            57,600
        22,025   PSF Holdings LLC Class A                                                            583,663
         1,800   Terex Corp. Rights 144A                                                              36,000
         5,429   Texas Instruments, Inc.                                                             616,870
                                                                                              --------------
                 Total Common Stocks (cost $1,182,530)                                        $    1,323,633

FOREIGN GOVERNMENT BONDS AND NOTES  (0.3%) * (cost $249,623)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$      460,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan FRN,
                   Libor plus 13/16s, 2020 +##+++                                             $      328,325

WARRANTS  (0.2%)                                                              EXPIRATION
NUMBER OF WARRANTS * +                                                          DATE                   VALUE
------------------------------------------------------------------------------------------------------------
            90   Esat Holdings (Ireland)                                       1/1/04         $        1,800
           250   Hyperion Telecommunications 144A                              4/15/01                 7,500
         6,534   Intelcom Group 144A                                           9/15/05                94,743
           200   Interact Systems Inc.                                         3/19/99                    50
            85   International Wireless Communications Holdings                8/15/01                     1
           650   McCaw International Ltd. 144A                                 4/15/07                   163
         2,525   Nextlink Communications, Inc. 144A                            2/1/09                     25
         1,001   Petracom Holdings, Inc.                                       8/1/05                  7,132
           135   RSL Communications Ltd. 144A                                  11/15/06                6,750
         2,200   SDW Holdings Corp. 144A                                       4/1/04                 28,600
           100   Spanish Broadcasting Systems 144A                             6/30/99                14,500
            75   Sterling Chemicals Holdings                                   8/15/08                 2,625
           250   Urohealth Systems Inc. 144A                                   4/10/04                 1,250
                                                                                              --------------
                 Total Warrants (cost $149,181)                                               $      165,139

SHORT-TERM INVESTMENTS  (0.1%) * (cost $140,065)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $   140,000   Interest in $453,719,000 joint repurchase agreement dated
                 August 29, 1997 with SBC Warburg due September 2, 1997
                 with with respect to various U.S. Treasury obligations --
                 maturity value of $140, 086 for an effective yield of 5.55%                  $      140,065
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $94,523,727) ***                                     $  103,017,738
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $103,494,152
*** The aggregate identified cost on a tax basis is $94,521,375, resulting in gross unrealized appreciation and depreciation of $12,628,651 and $4,132,288, respectively, or net unrealized appreciation of
    $8,496,363.
+   Non-income-producing security.
++  The interest and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.
+++ A portion of the income will be received in additional securities.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

##               When-issued securities (Note 1).

                 144A after the name of a security represents those exempt from registration under Rule
                 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.





----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1997 (Unaudited)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                   $ 342,599       $  404,234      1/28/98        $  61,635
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $94,523,727) (Note 1)                                               $  103,017,738
---------------------------------------------------------------------------------------------------
Cash                                                                                         29,825
---------------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                                1,195,684
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              601,187
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               61,635
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                558
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   20,691
---------------------------------------------------------------------------------------------------
Total assets                                                                            104,927,318

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       573,482
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            465,742
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                348,996
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   11,185
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,822
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,173
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       25,766
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,433,166
---------------------------------------------------------------------------------------------------
Net assets                                                                            $ 103,494,152

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                              $  92,004,703
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (864,717)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and
foreign currency transactions (Note 1)                                                    3,798,520
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              8,555,646
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                            $ 103,494,152

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($103,494,152 divided by 3,704,000 shares)                         $27.94
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended August 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                               $  696,782
--------------------------------------------------------------------------------------------------
Interest income                                                                          3,335,183
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,031,965

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           679,177
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              76,575
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            6,416
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,360
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               3,603
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     10,994
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    19,817
--------------------------------------------------------------------------------------------------
Legal                                                                                       37,875
--------------------------------------------------------------------------------------------------
Postage                                                                                      7,427
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       10,780
--------------------------------------------------------------------------------------------------
Other                                                                                          363
--------------------------------------------------------------------------------------------------
Total expenses                                                                             856,462
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (40,873)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               815,589
--------------------------------------------------------------------------------------------------
Net investment income                                                                    3,216,376
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         2,180,284
--------------------------------------------------------------------------------------------------
Net realized gain on forward currency transactions (Note 1)                                    463
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        10,760
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             3,740,386
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  5,931,893
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $9,148,269
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                          August 31        February 28
                                                                                               1997*              1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  3,216,376        $ 6,550,012
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                             2,180,747          5,138,840
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              3,751,146            576,794
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      9,148,269         12,265,646
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (3,444,639)        (6,781,670)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                            --         (4,938,258)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                               --           (636,454)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                   5,703,630            (90,736)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      97,790,522         97,881,258
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $864,717 and $636,454,
respectively)                                                                          $103,494,152        $97,790,522
----------------------------------------------------------------------------------------------------------------------

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                                         3,704,000          3,704,000
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the Period
Per-share                                                                         August 31       Year ended    June 29, 1995+
operating performance                                                            (Unaudited)     February 28   to February 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $26.40           $26.43           $24.85 (d)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .87             1.77             1.17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.60             1.54             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.47             3.31             2.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.93)           (1.83)           (1.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --            (1.34)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                    --             (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.93)           (3.34)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $27.94           $26.40           $26.43
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                                                       $25.875          $24.375          $22.625
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                                                                10.27 *          23.54            (4.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $103,494          $97,791          $97,881
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .86 *           1.72             1.14 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.25 *           6.66             4.56 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                31.81 *          70.33            38.92 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0486           $.0539
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset arrangements. (Note 2)
(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.
(d) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.




Notes to financial statements
August 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a (when-issued or forward commitment) or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though , as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rate of 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended August 31, 1997, fund expenses were reduced by $40,873 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,183 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $30,885,413 and $31,444,661, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Edward T. Shadek, Jr.
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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SA019 36571 224      10/97